REVENUE (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenues	₺ 84,651,820	₺ 74,669,572	₺ 67,198,755
Sales of goods
Revenue
Revenues	57,102,793	50,494,375	49,803,049
Marketplace revenues
Revenue
Revenues	9,874,466	9,491,687	8,478,435
Delivery service revenues
Revenue
Revenues	12,355,750	10,295,632	6,845,662
Other revenues
Revenue
Revenues	5,318,811	4,387,878	2,071,609
Advertising
Revenue
Revenues	2,130,834	1,761,384	1,056,688
Subscription service
Revenue
Revenues	₺ 1,678,359	₺ 1,311,733	₺ 376,519